Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Earnings (Loss) Per Common Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings (Loss) Per Common Share [Abstract]
Net income (loss) (in Dollars)	$ (1,855,870)	$ (133,749)	$ (3,759,593)	$ (261,646)	$ (3,031,220)	$ 155,635
Weighted average common shares outstanding - basic	9,768,230	4,819,902	9,734,115	4,815,754	5,451,851	5,313,665
Effect of dilutive securities:
Weighted average common shares outstanding - diluted	9,768,230	4,819,902	9,734,115	4,815,754	5,451,851	6,670,397
Basic and diluted loss per share (in Dollars per share)	$ (0.19)	$ (0.03)	$ (0.39)	$ (0.05)